Capital Structure (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Nov. 30, 2023 shares	Aug. 31, 2023 CNY (¥)	Mar. 31, 2023 shares
Capital Structure [Line Items]
Cash (in Yuan Renminbi) | ¥			¥ 11,513
Recognizing loss (in Dollars) | $	$ 3,043
Capital structure, description	the Company repurchased an aggregate of 526,441 ADSs from the open market and 634,946 ADSs from certain shareholders, representing 2% of the total shares outstanding as of December 31, 2023, at an average price of US$7.42 per ADS for a total amount of approximately RMB62,309, under the 2022 Share Buyback Program.
Common Stock [Member]
Capital Structure [Line Items]
Shares issued (in Shares)	3,591,780
Zhongrong [Member]
Capital Structure [Line Items]
Shares issued (in Shares)				61,853,580
Equity interests			0.30%	57.73%
Selling Shareholder [Member]
Capital Structure [Line Items]
Equity interests			1.56%
Zhongji [Member]
Capital Structure [Line Items]
Shares issued (in Shares)				13,660,720
Equity interests				51.00%
Taiping [Member]
Capital Structure [Line Items]
Shares issued (in Shares)		9,107,140		9,107,140
Equity interests		51.00%		51.00%
Repurchase of Ordinary Shares [Member]
Capital Structure [Line Items]
Capital structure, description	the Company repurchased an aggregate of 72,465 ADSs from the open market, representing 0.1% of the total shares outstanding as of December 31, 2022,at an average price of US$7.85 per ADS for a total amount of approximately RMB3,984, under its share buyback program (“2022 Share Buyback Program”) to repurchase up to US$20 million ADSs, as previously announced by its board of directors in December 2022.